Share of profit/loss from investments accounted for using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
Disclosure of associates [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ (155)	€ 60	€ (136)
OPAL JV Co
Disclosure of associates [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ 310

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).